Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivables	$ 109,000,000	$ 104,000,000
Preferred stock, par value per share	$ 2.50	$ 2.50
Preferred stock, shares authorized	5,400,000	5,400,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.50	$ 0.50
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	724,113,291	738,877,768
Treasury stock, shares	229,240,721	214,476,244